PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 880	$ 923
Less: Accumulated depreciation	(332)	(267)
Less: Provision for impairment	(503)	(503)
Property and equipment, net	45	153
Depreciation	41	168	$ 161
Impairment Loss	0	503	$ 0
Computer equipment and application software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	336	293
Furniture and vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	223	309
LeaseholdImprovementsMember
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 321	$ 321